UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21876
                                                     ---------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                    Date of reporting period: APRIL 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

(GRAPHIC)

                                  SEMI-ANNUAL

                                     REPORT

                            FOR THE SIX MONTHS ENDED

                                 APRIL 30, 2008

FIRST TRUST

TAX-ADVANTAGED

PREFERRED

INCOME FUND

                               (STONEBRIDGE LOGO)

TABLE OF CONTENTS

             FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND (FPI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Shareholder Letter ........................................................    1
At A Glance ...............................................................    2
Portfolio Commentary ......................................................    3
Portfolio of Investments ..................................................    6
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statements of Changes in Net Assets .......................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Additional Information ....................................................   19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Tax-Advantaged Preferred Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Stonebridge and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team at the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by the personnel of the Fund's Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, this report and other regulatory filings.

SHAREHOLDER LETTER

             FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND (FPI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Dear Shareholders:

The year 2007 and the first calendar quarter of 2008 were somewhat challenging times for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust Tax-Advantaged Preferred Income Fund. It contains a portfolio commentary from the Fund's portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Tax-Advantaged Preferred Income Fund

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2008 (UNAUDITED)

FUND STATISTICS

Symbol on American Stock Exchange                                       FPI
Common Share Price                                            $       12.64
Common Share Net Asset Value                                  $       13.36
Premium (Discount) to NAV                                             (5.39)%
Net Assets Applicable to Common Shares                        $  39,790,667
Current Monthly Distribution per Common Share (1)             $       0.300
Current Annualized Distribution per Common Share              $       1.200
Current Distribution Rate on Closing Common Share Price (2)            9.49%
Current Distribution Rate on NAV (2)                                   8.98%

                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                              (PERFORMANCE GRAPH)

                        Mkt       NAV
                       -----     -----
4/30/07                19.2      19.47
5/4/07                 19.65     19.49
5/11/07                19.59     19.56
5/18/07                19.54     19.48
5/25/07                19.5      19.5
6/1/07                 19.49     19.51
6/8/07                 19.4      19.2
6/15/07                19.56     19.21
6/22/07                19.04     18.79
6/29/07                18.79     18.77
7/6/07                 19        18.94
7/13/07                19.1      18.99
7/20/07                17.7      18.79
7/27/07                16.53     18.53
8/3/07                 17.09     18.38
8/10/07                16.65     18.06
8/17/07                15.95     17.48
8/24/07                16.55     17.61
8/31/07                16.52     18.08
9/7/07                 16.58     17.95
9/14/07                16.55     17.87
9/21/07                16.13     17.67
9/28/07                16.13     17.85
10/5/07                16.15     17.92
10/12/07               16.29     17.94
10/19/07               15.76     17.6
10/26/07               15.36     17.54
11/2/07                15.25     17.28
11/9/07                14.35     16.67
11/16/07               13.95     16.3
11/23/07               13.35     16
11/30/07               14.48     16.15
12/7/07                14.3      15.94
12/14/07               13.97     15.63
12/21/07               14.14     14.88
12/28/07               13.64     15.07
1/4/08                 14.05     15.31
1/11/08                14.35     15.35
1/18/08                13.96     15.1
1/25/08                14.89     15.4
2/1/08                 15.8      15.94
2/8/08                 16.35     15.69
2/15/08                14.65     15.59
2/22/08                15.03     15.54
2/29/08                15.35     15.6
3/7/08                 13.85     13.79
3/14/08                12.9      13.45
3/20/08                12.2      13.09
3/28/08                12.76     13.19
4/4/08                 12.9      13.37
4/11/08                12.52     13.19
4/18/08                12.67     13.32
4/25/08                12.35     13.22
4/30/08                12.64     13.35

PERFORMANCE

                                                           Average Annual
                                                            Total Return
                        6 Months Ended   1 Year Ended   Inception (6/20/06)
                          4/30/2008        4/30/2008       to 4/30/2008
                        --------------   ------------   -------------------
Fund Performance
NAV (3)                    -20.26%         -24.81%            -10.60%
Market Value (4)           -14.02%         -27.81%            -15.31%
Index Performance
Blended Benchmark (5)       -9.78%         -11.83%             -1.65%
S&P Preferred Index         -2.70%          -5.23%              4.22%

                                                 % OF TOTAL
            TOP 10 HOLDINGS                      INVESTMENTS
------------------------------------------       -----------
Heartland Financial, 8.26%                         9.6%
Double Eagle Petroleum Corp., Series A, 9.25%      4.9
Willis Lease Finance Corp., Series A, 9.00%        4.4
GMX Resources, Inc. Series B, 9.25%                4.3
Axis Capital Holdings Ltd., Series A, 7.25%        3.8
Zurich RegCaPS Funding Trust VI, 3.78%             3.7
Aspen Insurance Holdings Ltd., 7.40%               3.4
Crescent Point Energy Trust                        3.2
PPL Electric Utilities Corp. 6.25%                 3.1
Citigroup, Inc., Series AA, 8.13%                  2.9
                                                  ----
Total                                             43.3%
                                                  ====

                                               % OF TOTAL
                INDUSTRY                       INVESTMENTS
------------------------------------------     -----------
Commercial Banks                                  27.6%
Insurance                                         20.6
Oil, Gas & Consumable Fuels                       12.4
Electric Utilities                                 8.3
Thrifts & Mortgage Finance                         7.8
Diversified Financial Services                     5.7
Capital Markets                                    5.0
Trading Companies & Distributors                   4.4
Independent Power Producers & Energy Traders       1.8
Software                                           1.8
Media                                              1.6
Commercial Services & Supplies                     1.3
Multi-Utilities                                    0.9
Consumer Finance                                   0.8
                                                 -----
Total                                            100.0%
                                                 =====

                                               % OF TOTAL
CREDIT QUALITY                                 INVESTMENTS
--------------                                 -----------
AA                                                 4.3%
A                                                 31.3
BBB                                               24.3
BB                                                 9.6
NR                                                30.5
                                                 -----
Total                                            100.0%
                                                 =====

(1) Most recent distribution paid or of record through 4/30/08. The quarterly distribution was decreased to $0.21 per Common Share effective with the June 2008 quarterly dividend (see Note 11, Subsequent Events in the Notes to Financial Statements.)

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the six-month period ended April 30, 2008 and then dividing by market price or NAV, as applicable, as of 4/30/08.

(3) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

(5)   Blended benchmark consists of the following:

        Merrill Lynch Preferred DRD Index (50%)
        Merrill Lynch Preferred Adjustable Rate Preferred Index (27%) Preferred Stock American Depository Shares Index (15%)
        Scotia Capital Income Trust TR Index (8%)

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

STONEBRIDGE ADVISORS LLC ("Stonebridge" or the "Sub-Advisor") serves as the investment sub-advisor to First Trust Tax-Advantaged Preferred Income Fund (AMEX: FPI) and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                            PORTFOLIO MANAGEMENT TEAM

SCOTT FLEMING is President and CEO of Stonebridge. Prior to founding Stonebridge, Mr. Fleming co-founded Spectrum Asset Management, Inc., an investment advisor that specializes in preferred securities asset management for institutional clients and mutual funds. During his 13-year tenure there, he served as Chairman of the Board of Directors, Chief Financial Officer and Chief Investment Officer. Under his leadership, Spectrum grew to be the largest preferred securities manager in the country.

Mr. Fleming previously served as Vice President, Portfolio Manager for DBL Preferred Management, Inc. in New York City. As head portfolio manager, he managed institutional assets with a strategy specializing in preferred securities. Mr. Fleming received his MBA in Finance from Babson College in Wellesley, Massachusetts and a BS in Accounting from Bentley College in Waltham, Massachusetts.

ROBERT DEROCHIE serves as Senior Vice President, Portfolio Manager and Analyst for Stonebridge. Prior to joining Stonebridge, Mr. DeRochie was Chief Financial Officer for Startech Environment Corporation. He previously worked as Vice President and Portfolio Manager for Queensway Investment Counsel, Ltd. in Canada where he managed custom portfolios for institutional clients, primarily in fixed-income and preferred securities.

Prior to Queensway, Mr. DeRochie was Assistant Vice President and Portfolio Manager for National Reinsurance Corporation, where he managed the firm's fixed-income securities and preferred securities portfolios. During his time at National Reinsurance, Mr. DeRochie gained a solid understanding of regulatory requirements for insurance reporting mandates. Mr. DeRochie received his BS in Finance and Economics from Alfred University, in Alfred, New York, and his MBA in Finance from the University of Bridgeport, in Bridgeport, Connecticut.

RICHARD FORTIN, CFA, serves as Vice President, Portfolio Manager and Analyst for Stonebridge. Mr. Fortin brings over 11 years of equity capital markets experience to Stonebridge. Prior to joining Stonebridge, Mr. Fortin was Senior Equity Analyst for the Telus Corporation Pension Fund where he was a member of the Canadian Equities team that managed assets exceeding $US 1 billion. At Telus, Mr. Fortin's responsibilities encompassed detailed company analysis across numerous industries, investment strategy formulation, security selection and portfolio construction.

Mr. Fortin previously worked as an Equity Analyst for Soundvest Capital Management (formerly Queensway Investment Counsel, Ltd.) in Canada where he performed analysis of equities in a broad range of industries in Canada and the United States. At Soundvest, Mr. Fortin was also responsible for analyzing Income Trusts at a time when the sector was in its infancy. Mr. Fortin received his Honors Bachelor of Commerce degree from the University of Ottawa in 1995, and his CFA designation in 2000.

ALLEN SHEPARD, PHD, serves as Risk Analyst for Stonebridge. He joined Stonebridge in 2004 and developed proprietary risk models for use in managing preferred and fixed-income securities. Prior to joining Stonebridge, Dr. Shepard held positions as a Gibbs Instructor in the Mathematics Department at Yale University and as an Assistant Professor of Mathematics at Allegheny College.

Dr. Shepard brings a strong academic background to Stonebridge's analytical team. He received a BA in Mathematics from Hampshire College in 1980 and a PhD in Mathematics from Brown University in 1985, specializing in the field of algebraic topology. His subsequent research has been in mathematical economics. In order to expand his background in applied mathematical disciplines, Dr. Shepard returned to graduate school during 1995-1997, first in the Economics Department at MIT and then in the PhD program in Economics at Boston University.

ROBERT WOLF serves as Assistant Vice President and Analyst for Stonebridge. Mr. Wolf brings nearly 8 years of fixed-income experience to Stonebridge. Prior to joining Stonebridge, Mr. Wolf was a high-yield fixed-income research analyst at Lehman Brothers. In this role, his responsibilities included providing detailed credit analysis across multiple sectors, performing relative value analysis, and developing trade recommendations for Lehman's High-Yield proprietary trading effort.

Mr. Wolf previously worked for Lehman Brothers Commercial Mortgage-Backed Securities (CMBS) trading desk as a credit analyst where he provided in-depth analysis of CMBS transactions and the underlying Commercial Real Estate. Mr. Wolf received his BS in Chemistry from Villanova University in 1999 and his MBA in Finance from the New York University Stern School of Business in 2004.

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND

The primary investment objective of First Trust Tax-Advantaged Preferred Income Fund ("FPI" or the "Fund") is to seek current income. As a secondary objective, the Fund seeks capital preservation. The Fund pursues its objectives by investing primarily in preferred securities that the Sub-Advisor believes at the time of investment are eligible to pay dividends that qualify for certain favorable federal income tax treatment as "tax-advantaged" when received by shareholders of the Fund. There is no assurance that the Fund's objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

The current credit crisis continues to persist and has caused the economy to slow significantly over the past six months. Adverse trends that surfaced toward the middle of 2007 have continued into 2008 and created new problems related to financial institutions in particular. Write downs worldwide are approaching $350 billion and some analysts believe there could be a long way to go before we get to the other side of this quandary. Financial companies are raising capital at an unprecedented rate to offset the write downs. Much of the capital raised has been in the form of preferred securities, which qualify as tier 1 capital for banks and equity capital for other financial institutions. Although this is good news for preferred investors over the longer-term, the size of the new issues has forced issuers to pay a premium to the secondary market, thus having the impact of creating a heavy weight over the preferred securities market in the short-term. Once the markets work through the credit crisis and stabilize, we expect to see preferred securities rally relative to Treasury and some other fixed-income alternatives.

PERFORMANCE ANALYSIS

FPI had an especially difficult six-month period as the total return on net asset value ("NAV") for the six months ended April 30 was -20.26% and the total return on market price was -14.02%. This compares rather unfavorably to our blended benchmark return of -9.69% (see table below) for the same six-month period. The primary driver for this underperformance was Irwin Financial Corporation, which announced a temporary suspension of its dividend in March, thus triggering a price reduction of over 70%.

INDEX/WEIGHTING                                                   6 MONTH TOTAL RETURN
---------------                                                   --------------------
Merrill Lynch Preferred DRD Index (50%)                                 -8.64%
Merrill Lynch Preferred Adjustable Rate Index (27%)                    -20.03%
Merrill Lynch Preferred American Depository Shares Index (15%)           0.00%
Scotia Capital Income Trust TR Index (8%)                                0.55%

As we mentioned in the Fund's annual report, a majority of the preferred securities market is comprised of financial issuers, which have been at the root of the credit crisis. FPI invests at least 25% of its portfolio in banks and 50% in financials, thus causing further underperformance beyond Irwin because our blended benchmark has a lower exposure to financials.

Offsetting the Fund's losses on some of the financial securities was the Fund's exposure in energy and utilities securities, which had a positive return over the period.

MARKET AND FUND OUTLOOK

We believe that the remainder of 2008 will be marked by further credit deterioration in residential mortgages, consumer credit (home equity and credit cards), commercial real estate and construction loan portfolios as the economy further weakens. This will likely cause the preferred securities market to experience continued volatility for the next quarter or two, with the most pressure on names with weakened capital positions and negative headline risk.

Two issuers of securities held by the Fund suspended their quarterly dividends in the last quarter, resulting in a reduction in the Fund's June dividend to Common Shareholders. On Friday, June 6, 2008, Heartland Financial ("Heartland"), suspended quarterly dividends on its preferred securities held by the Fund. On June 6, 2008, the Fund held a total of $6,000,000 aggregate par value of Series B Fixed-Rate Non-Cumulative Redeemable Perpetual Preferred Shares ("Heartland Preferred Shares"). Such action by Heartland resulted in a reduction in the price of the Heartland Preferred Shares, which led to a significant decline in the Fund's NAV. Primarily as a result of such event, the Fund's NAV declined from $13.07 as of Thursday, June 5, 2008, to $11.54 as of Friday, June 6, 2008, at 4:00 p.m. Eastern time, an approximate 11.7% reduction. On May 12, 2008, IndyMac Bancorp, Inc. suspended quarterly dividends on its preferred securities held by the Fund. On May 12, 2008, the Fund held a total of $5,000,000 aggregate par value of Fixed-Rate Preferred Shares of IndyMac Bancorp, Inc.

Our strategy is to seek to diversify the Fund's portfolio with the goal of upgrading the average credit ratings over time. As markets stabilize, we are hopeful of a rebound in preferred securities and a reinstatement of dividends by Irwin, IndyMac and Heartland as they return to profitability.

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2008 (UNAUDITED)

                                                                                      MARKET
  SHARES                                 DESCRIPTION                                  VALUE
-----------   -------------------------------------------------------------------   ----------
PREFERRED SECURITIES - 137.4%

              CAPITAL MARKETS - 7.7%
     40,000   Goldman Sachs Group Inc., Series B, 6.20% .........................    $ 939,600
     40,000   Lehman Brothers Holdings Inc., Series J, 7.95%.....................      959,200
      3,200   Merrill Lynch & Co Inc., Series H, 3.70% (b).......................       48,735
     15,000   Merrill Lynch & Co Inc., Series MER, 8.625%........................      379,687
     39,400   Morgan Stanley, Series A, 4.00% (b)................................      752,145
                                                                                    ----------
                                                                                     3,079,367
                                                                                    ----------

              COMMERCIAL BANKS - 42.3%...........................................
     30,000   Barclays Bank PLC, 8.125%..........................................      760,500
     40,000   Credit Suisse Guernsey Ltd., 7.90%.................................    1,012,800
      6,000   Heartland Financial, 8.26% (c) (e) (f) (g).........................    5,874,060
     25,000   HSBC Holdings PLC, 8.125%..........................................      661,874
      6,000   Irwin Financial Corporation, Series A, 8.61% (b) (c) (e) (f) (g)...    1,500,000
     40,000   National City Corp., 9.88%.........................................      896,000
     20,000   Royal Bank of Scotland PLC, Series Q, 6.75%........................      465,200
     29,000   Royal Bank of Scotland PLC, Series R, 6.13%........................      617,990
     33,000   Royal Bank of Scotland PLC, Series T, 7.25%........................      800,910
     30,000   Santander Finance Preferred SA Unipersonal, 6.80%..................      670,800
      5,000   Santander Finance Preferred SA Unipersonal, Series 6, 4.00% (b)....       86,500
     10,000   US Bancorp, 7.875%.................................................      261,800
    500,000   Wachovia Corp., 7.98% (b)..........................................      493,441
     70,000   Wachovia Corp., 8.00%..............................................    1,761,200
     55,900   Zions Bancorporation, Series A, 4.00% (b)..........................      983,281
                                                                                    ----------
                                                                                    16,846,356
                                                                                    ----------

              CONSUMER FINANCE - 1.2%
     10,000   SLM Corp., Series B, 3.50% (b).....................................      484,100
                                                                                    ----------

              DIVERSIFIED FINANCIAL SERVICES - 8.8%
      4,000   Bank of America Corp., 6.625%......................................       92,040
     70,000   Citigroup Inc., Series AA, 8.13%...................................    1,774,500
     38,500   ING Groep NV, 6.13%................................................      806,575
     12,000   ING Groep NV, 7.38%................................................      298,560
    500,000   JPMorgan Chase & Co, Series 1, 7.90% (b)...........................      510,997
                                                                                    ----------
                                                                                     3,482,672
                                                                                    ----------

              ELECTRIC UTILITIES - 12.8%
     40,000   Alabama Power Company, 5.63%.......................................      963,752
     49,400   Alabama Power Company, 6.45%.......................................    1,210,300
     80,000   PPL Electric Utilities Corp., 6.25%................................    1,920,000
     10,000   Southern California Edison Company, 6.13%..........................      980,313
                                                                                    ----------
                                                                                     5,074,365
                                                                                    ----------
              INSURANCE - 31.6%
     10,000   Ace Ltd., Series C, 7.80%..........................................      247,000
     94,000   Aspen Insurance Holdings Ltd., 7.40% (b)...........................    2,074,110
     96,300   Axis Capital Holdings Ltd., Series A, 7.25%........................    2,294,829
     60,000   Endurance Specialty Holdings Ltd., Series A, 7.75%.................    1,419,000
      8,700   Genworth Financial Inc., 5.25, 06/01/2011..........................      373,013
     40,000   PartnerRe Ltd., Series C, 6.75%....................................      882,000
     42,600   Prudential PLC, 6.50%..............................................      941,460

                       See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

                                                                                    MARKET
   SHARES                                DESCRIPTION                                VALUE
------------   ----------------------------------------------------------------   ----------
PREFERRED SECURITIES - (CONTINUED)

               INSURANCE - (CONTINUED)
       7,550   Prudential PLC, 6.75%...........................................    $ 169,649
      18,500   RenaissanceRe Holdings Ltd., Series B, 7.30%....................      428,645
      71,000   RenaissanceRe Holdings Ltd., Series D, 6.60%....................    1,515,850
       2,500   Zurich RegCaPS Funding Trust VI, 3.78% (b) (c)..................    2,248,438
                                                                                  ----------
                                                                                  12,593,994
                                                                                  ----------
               OIL, GAS & CONSUMABLE FUELS - 14.2%
     120,000   Double Eagle Petroleum Corp., Series A, 9.25%...................    3,024,000
     100,000   GMX Resources Inc., Series B, 9.25%.............................    2,619,000
                                                                                  ----------
                                                                                   5,643,000
                                                                                  ----------

               THRIFTS & MORTGAGE FINANCE - 12.0%
      20,000   Fannie Mae, 8.25%...............................................      500,800
      20,000   Fannie Mae, Series O, 7.00% (b).................................      921,250
      77,200   Franklin Bank Corp., Series A, 7.50%............................      598,300
       3,600   FreddieMac, Series W, 5.66%.....................................       70,344
     200,000   IndyMac Bank FSB, 8.50% (c) (f) (g).............................    1,018,760
      36,100   Sovereign Bancorp, Inc., Series C, 7.30%........................      697,633
      71,600   Washington Mutual, Inc., 4.00% (b)..............................      959,440
                                                                                  ----------
                                                                                   4,766,527
                                                                                  ----------
               TRADING COMPANIES & DISTRIBUTORS - 6.8%
     250,400   Willis Lease Finance Corp., Series A, 9.00%.....................    2,706,824
                                                                                  ----------

               TOTAL PREFERRED SECURITIES......................................   54,677,205
                                                                                  ----------
                       (Cost $68,549,659)

CANADIAN INCOME TRUSTS - 16.3%
     110,000   Atlantic Power Corp., IPS.......................................    1,104,260
      21,800   BFI Canada Income Fund..........................................      465,396
      60,000   Crescent Point Energy Trust.....................................    1,924,933
      40,900   Energy Savings Income Fund......................................      572,624
      17,500   Newalta Income Fund.............................................      350,313
     115,000   Teranet Income Fund.............................................    1,084,798
      90,000   Yellow Pages Income Fund........................................      980,340
                                                                                  ----------
               TOTAL CANADIAN INCOME TRUSTS....................................    6,482,664
                                                                                  ----------
                       (Cost $5,823,920)

RIGHTS - 0.0%

               MULTI-UTILITIES - 0.0%
      60,900   Energy Savings Income Fund, Expiration 12/31/08 (e) (g).........            0
                                                                                  ----------
               TOTAL RIGHTS ...................................................            0
                                                                                  ----------
                       (Cost $0)

                       See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS (a) -(CONTINUED)
APRIL 30, 2008 (UNAUDITED)

                                                                  MARKET
                        DESCRIPTION                               VALUE
-----------------------------------------------------------    ------------
TOTAL INVESTMENTS - 153.7% ................................    $ 61,159,869
     (Cost $74,373,579) (d)

NET OTHER ASSETS AND LIABILITIES - 1.6% ...................         630,798

AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (55.3)%...     (22,000,000)
                                                               ------------
NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0%....    $ 39,790,667
                                                               ============

----------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Variable rate security. The interest rate shown reflects the rate in effect on April 30, 2008.

(c) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. At April 30, 2008, the value of these securities amounted to $10,641,258 or 26.7% of net assets (See Note 2E in the Notes to Financial Statements).

(d)   Aggregate cost for federal income tax and financial reporting purposes.

(e) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(f) This security suspended its dividend resulting in a decline in the Fund's NAV (See Note 11 in the Notes to Financial Statements).

(g)   Non-income producing security.

IPS   Income Participating Securities.

SCHEDULE OF FOREIGN CURRENCY FUTURES CONTRACTS:

    NUMBER OF                                                        UNREALIZED
    CONTRACTS                DESCRIPTION                 VALUE      APPRECIATION
-----------------   -------------------------------   -----------   ------------
FUTURES CONTRACTS - SHORT POSITION
      29            Canadian Dollar June 2008......   $ 2,864,040     $ 49,842
                                                      -----------     --------
                                                      $ 2,864,040     $ 49,842
                                                      ===========     ========

                        See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS:
Investments, at value
     (Cost $74,373,579) ..............................................................................     $   61,159,869
Cash .................................................................................................          1,202,533
Cash segregated as collateral for open futures contracts .............................................            204,664
Prepaid expenses .....................................................................................              1,268
Receivables:
     Dividends receivable ............................................................................            140,392
     Interest receivable .............................................................................             10,980
Other assets .........................................................................................              3,437
                                                                                                           --------------
     Total Assets ....................................................................................         62,723,143
                                                                                                           --------------
LIABILITIES:
Payables:
     Investment securities purchased .................................................................            750,000
     Investment advisory fees ........................................................................             32,835
     Audit fees ......................................................................................             30,696
     Offering costs ..................................................................................             30,000
     Printing fees ...................................................................................             23,939
     Variation margin ................................................................................             22,962
     Legal fees ......................................................................................             10,376
     Administrative fees .............................................................................              8,332
     Trustees' fees and expenses .....................................................................              5,295
     Accumulated unpaid dividends on Auction Preferred Shares ........................................              4,951
     Transfer agent fees .............................................................................              2,301
Accrued expenses .....................................................................................             10,789
                                                                                                           --------------
     Total Liabilities ...............................................................................            932,476
                                                                                                           --------------
NET ASSETS INCLUDING AUCTION PREFERRED SHARES ........................................................     $   61,790,667
                                                                                                           --------------

AUCTION PREFERRED SHARES:
($0.01 par value, 880 shares issued with liquidation preference of $25,000 per share,
unlimited number of Auction Preferred Shares has been authorized) ....................................         22,000,000
                                                                                                           --------------
NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) .......................................................     $   39,790,667
                                                                                                           ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                                                            $   56,055,290
Par value                                                                                                          29,788
Accumulated net investment income gain (loss)                                                                     (88,498)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currencies ........         (3,042,177)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currencies...        (13,163,736)
                                                                                                           --------------
Net Assets (Applicable to Common Shareholders) .......................................................     $   39,790,667
                                                                                                           ==============
NET ASSET VALUE, per Common Share outstanding (par value $0.01 per Common Share) .....................     $        13.36
                                                                                                           ==============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ..........          2,978,819
                                                                                                           ==============

                        See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign tax withholding of $58,284) .................   $  2,772,269
Interest ..............................................................         28,037
                                                                          ------------
   Total investment income ............................................      2,800,306
                                                                          ------------
EXPENSES:
Investment advisory fees ..............................................        331,006
Administration fees ...................................................         50,002
Auction Preferred Shares commission fees ..............................         27,953
Audit and tax fees ....................................................         25,496
Trustees' fees and expenses ...........................................         21,515
Transfer agent fees ...................................................         15,597
Legal fees ............................................................         10,510
Printing fees .........................................................          8,239
Custodian fees ........................................................          1,145
Other .................................................................         14,226
                                                                          ------------
   Total expenses .....................................................        505,689
   Fees waived by the investment advisor...............................       (115,852)
                                                                          ------------
Net expenses ..........................................................        389,837
                                                                          ------------
NET INVESTMENT INCOME .................................................      2,410,469
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
   Investments ........................................................     (3,171,104)
   Futures contracts ..................................................       (178,011)
   Foreign currencies .................................................        (12,925)
                                                                          ------------
Net realized gain (loss) ..............................................     (3,362,040)
                                                                          ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................     (9,566,876)
   Futures contracts ..................................................        369,705
   Foreign currencies .................................................           (295)
                                                                          ------------
Net change in unrealized appreciation (depreciation) ..................     (9,197,466)
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................    (12,559,506)
                                                                          ------------
AUCTION PREFERRED SHARE DIVIDENDS .....................................       (482,763)
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM OPERATIONS ................................   $(10,631,800)
                                                                          ============

                        See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED           YEAR
                                                                             APRIL 30, 2008      ENDED
                                                                              (UNAUDITED)       10/31/07
                                                                              ------------    ------------
OPERATIONS:
Net investment income (loss) ..............................................   $  2,410,469    $  4,650,924
Net realized gain (loss) ..................................................     (3,362,040)        746,963
Net change in unrealized appreciation (depreciation) ......................     (9,197,466)     (5,642,858)
Distributions to Auction Preferred Shareholders:
   Dividends paid from net investment income ..............................       (482,763)     (1,025,376)
                                                                              ------------    ------------
Net increase (decrease) in net assets applicable to Common Shareholders
  resulting from operations ...............................................    (10,631,800)     (1,270,347)

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   Dividends paid from net investment income ..............................     (2,010,703)     (3,619,304)
   Net realized gain on investments .......................................             --        (548,252)
   Return of capital ......................................................             --        (291,552)
                                                                              ------------    ------------
Total distributions to Common Shareholders ................................     (2,010,703)     (4,459,108)

CAPITAL TRANSACTIONS:
Net proceeds from 0 and 8,107 Common Shares reinvested, respectively ......             --         152,183
Offering costs ............................................................             --          25,753
                                                                              ------------    ------------
Total capital transactions ................................................             --         177,936
                                                                              ------------    ------------

Net increase (decrease) in net assets applicable to Common
   Shareholders ...........................................................    (12,642,503)     (5,551,519)

NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS):
Beginning of period .......................................................     52,433,170      57,984,689
                                                                              ------------    ------------
End of period .............................................................   $ 39,790,667    $ 52,433,170
                                                                              ============    ============
Accumulated net investment gain (loss) at end of period ...................   $    (88,498)   $     (5,501)
                                                                              ============    ============

                        See Notes to Financial Statements

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  SIX MONTHS
                                                                                     ENDED              YEAR            PERIOD
                                                                                 APRIL 30, 2008         ENDED            ENDED
                                                                                  (UNAUDITED)         10/31/07       10/31/2006 (a)
                                                                                 -------------       -----------     -------------
Net asset value, beginning of period ..........................................  $       17.60       $     19.52     $    19.10(b)
                                                                                 -------------       -----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................................................           0.81              1.56           0.38
Net realized and unrealized gain (loss) .......................................          (4.21)            (1.64)          0.64
Distributions paid to Auction Preferred Shareholders:
   Dividends paid from net investment income ..................................          (0.16)            (0.34)         (0.04)
                                                                                 -------------       -----------     ----------
Total from investment operations ..............................................          (3.56)            (0.42)          0.98
                                                                                 -------------       -----------     ----------

DISTRIBUTIONS PAID TO COMMON SHAREHOLDERS:
   From net investment income .................................................          (0.68)            (1.22)         (0.38)
   From realized gain on investments ..........................................             --             (0.18)            --
   From return of capital .....................................................             --             (0.10)            --
                                                                                 -------------       -----------     ----------
Total distributions to Common Shareholders ....................................          (0.68)            (1.50)         (0.38)
                                                                                 -------------       -----------     ----------
Dilutive impact from the offering of Auction Preferred Shares .................             --                --          (0.14)(c)
                                                                                 -------------       -----------     ----------
Common Share offering costs charged to paid-in capital ........................             --                --          (0.04)
                                                                                 -------------       -----------     ----------
Net asset value, end of period ................................................  $       13.36       $     17.60     $    19.52
                                                                                 =============       ===========     ==========
Market value, end of period ...................................................  $       12.64       $     15.45     $    19.21
                                                                                 =============       ===========     ==========
TOTAL RETURN BASED ON NET ASSET VALUE (d)(e) ..................................         (20.26)%           (2.36)%         4.25%
                                                                                 =============       ===========     ==========
TOTAL RETURN BASED ON MARKET VALUE (e)(f) .....................................         (14.02)%          (12.81)%        (2.08)%
                                                                                 =============       ===========     ==========

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
Ratio of total expenses to average net assets ................                            2.28%(g)          2.03%          2.04%(g)
Ratio of net expenses to average net assets ...................................           1.76%(g)          1.54%          1.64%(g)
Ratio of net expenses to average net assets excluding interest expense ........           1.76%(g)          1.54%          1.63%(g)
Ratio of net investment income to average net assets ..........................          10.88%(g)          8.26%          5.79%(g)
Ratio of net investment income to average net assets net of
  Auction Preferred Share dividends (h) .......................................           8.70%(g)          6.44%          5.15%(g)

SUPPLEMENTAL DATA:
Portfolio turnover rate .......................................................             42%              130%           119%
Net assets, end of period (in 000's) ..........................................  $      39,791       $    52,433     $   57,985
Ratio of net expenses to total average Managed Assets
  excluding interest expense (i) ..............................................           1.18%(g)          1.11%          1.42%(g)
Ratio of net expenses to total average Managed Assets (i) .....................           1.18%(g)          1.11%          1.43%(g)
Ratio of total expenses to total average Managed Assets (i) ...................           1.53%(g)          1.46%          1.78%(g)

PREFERRED SHARES:
Total Auction Preferred Shares outstanding ....................................            880               880            880
Liquidation and market value per Auction Preferred Share (j) ..................  $      25,006       $    25,006     $   25,003
Asset coverage per share (k) ..................................................  $      70,222       $    84,589     $   90,892

----------

(a) Initial seed date of June 20, 2006. The Fund commenced operations on June 27, 2006.

(b)   Net of sales load of $0.90 per share on initial shares  issued.

(c) The expenses associated with the offering of the Auction Preferred Shares had a $(0.14) impact on the Common Share NAV.

(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(e)   Total return is not annualized for periods less than one year.

(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price.

(g)   Annualized.

(h) The net investment income ratio reflects income net of operating expenses and payments and changes in unpaid dividends to Auction Preferred Shareholders.

(i) Managed Assets include the value of the securities and other instruments the Fund holds plus cash or other assets, including interest accrued but not yet received, minus accrued liabilities other than the principal amount of borrowings.

(j)   Includes accumulated and unpaid dividends.

(k) Calculated by subtracting the Fund's total liabilities (not including the Auction Preferred Shares and the unpaid dividends on the Auction Preferred Shares) from the Fund's total assets, and dividing by the number of Auction Preferred Shares outstanding.

                       See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Tax-Advantaged Preferred Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 9, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FPI on the American Stock Exchange ("AMEX").

The Fund's primary investment objective is to seek current income. The Fund seeks capital preservation as a secondary objective. Under normal market conditions, the Fund will invest at least 80% of it Managed Assets in preferred securities that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") believes at the time of investment are eligible to pay dividends that qualify for certain favorable federal income tax treatment as "tax-advantaged" when received by shareholders of the Fund. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the Principal amount of borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred). There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Auction Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased are valued at amortized cost. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially effect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act.

Futures contracts, as explained below, are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the reporting date, is included in the Statement of Assets and Liabilities.

B. FUTURES CONTRACTS:

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margin) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Should

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currencies" in the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currencies" in the Statement of Operations.

E. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of April 30, 2008, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                                                                                                % OF
                                               ACQUISITION             VALUE         CARRYING       MARKET       NET
               SECURITY                           DATE       SHARES   PER SHARE        COST          VALUE      ASSETS
--------------------------------------------   -----------   -------  ----------   -----------    -----------   ------
Heartland Financial, 8.26%                      12/21/06       6,000    $ 979.01   $  6,000,000   $ 5,874,060    14.76%
IndyMac Bank FSB, 8.50%                         05/22/07     200,000        5.09      5,000,000     1,018,760     2.56
Irwin Financial Corporation, Series A, 8.61%    12/22/06       6,000      250.00      5,940,000     1,500,000     3.77
Zurich RegCaPS Funding Trust VI, 3.78%          02/06/07       2,500      899.38      2,575,000     2,248,438     5.65
                                                             -------               ------------   -----------   ------
                                                             214,500               $ 19,515,000   $10,641,258    26.74%
                                                             =======               ============   ===========   ======

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares quarterly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2007, was as follows:

                                 2007
                              ----------
DISTRIBUTIONS PAID FROM:
Ordinary Income ...........   $5,192,932
Long-Term Capital Gains....   $       --
Return of Capital .........   $  291,522

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ...........           $        --
Undistributed Long-Term Capital Gains ...           $        --
Net Unrealized Depreciation .............           $(3,646,407)

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of April 30, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

H. EXPENSES:

The Fund pays all expenses directly related to its operations.

I. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and legally enable it to do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing of the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Stonebridge have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $118,610, was recorded as a reduction of the proceeds from the sale of Common Shares during the fiscal period ended October 31, 2006.

J. ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Disclosure will include fair value measurement at the reporting date and the assignment of levels within the hierarchy in which the fair value measurements fall. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

First Trust agreed to waive fees in an amount equal to 0.35% of the average daily Managed Assets of the Fund for the first two years of the Fund's operations through June 27, 2008. The Sub-Advisor agreed to bear a portion of this waiver obligation by reducing the amount of its sub-advisory fee to 0.20%. Waivers are reported as "Fees waived by the investment advisor" in the Statement of Operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

                   FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                              APRIL 30, 2008 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, and the Chairman of the Audit Committee is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each committee chairman will serve two year terms.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended April 30, 2008, aggregated $27,566,925 and $27,394,206, respectively.

As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,591,636, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,805,346.

                                5. COMMON SHARES

As of April 30, 2008, 2,978,819 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                             SIX MONTHS ENDED      YEAR ENDED
                                              APRIL 30, 2008   OCTOBER 31, 2007
                                             ----------------  -------------------
                                             SHARES   AMOUNT   SHARES      AMOUNT
                                             ------   -------  ------     --------
Proceeds from Common Shares sold .........       --   $   --       --     $     --
Common Shares issued as reinvestment of
 dividends under the Dividend Reinvestment
 Plan ....................................       --       --    8,107      152,183
Offering costs ...........................       --       --       --       25,753
                                             ------   ------   ------     --------
                                                 --   $   --    8,107     $177,936
                                             ======   ======   ======     ========

                           6. AUCTION PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2008, the Fund has 880 Series M Auction Preferred Shares ("Preferred Shares") outstanding with a liquidation value of $25,000 per share. The Preferred Shares offering costs of $204,000 and commissions of $220,000 were charged to capital of Common Shares for the period ended October 31, 2006. During the year ended October 31, 2007, it was determined that actual offering costs from the Fund's Preferred Share offering in September 2006 were less than the estimated offering costs by $25,753. Therefore, paid-in-capital was increased by that amount.

The Fund is required to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to maintain eligible assets having an aggregated discounted value at least equal to the Preferred Shares basic maintenance amount as of any valuation date and the failure is not cured on or before the related asset coverage cure date, the Fund will be required in certain circumstances to redeem certain Preferred Shares.

An auction of the Preferred Shares is generally held every 7 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

The annual dividend rate in effect as of April 30, 2008 was 4.05%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. The high and low annual dividend rates during the six months ended April 30, 2008, were 5.10% and 2.65%, respectively, and the average dividend rate was 4.34%. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

                               7. CREDIT AGREEMENT

The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, under which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $20,000,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act. This credit agreement has no maturity date and can be paid or called at any time. For the six months ended April 30, 2008, the Fund had no borrowings under this credit agreement.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                        9. CHANGE IN INVESTMENT STRATEGY

The Fund currently invests 80% of its managed assets in preferred securities that the Sub-Advisor believes at the time of investment are eligible to pay dividends that qualify for certain federal income tax treatment as tax-advantaged when received by Shareholders of the Fund ("Tax-Advantaged"). On March 3, 2008, the Board of Trustees approved a change in investment strategy allowing any Tax-Advantaged hybrid preferred securities to be included in the 80% strategy. The non-fundamental change in investment strategy described above, which will be effective on or about September 1, 2008, was not required to be, and was not, approved by the shareholders of the Fund. The change in strategy may be changed by the Board of Trustees without shareholder approval.

                             10. RISK CONSIDERATIONS

INVESTMENT RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

LOSS OF "QUALIFIED DIVIDEND INCOME" STATUS: Without further legislation, the tax advantage associated with "qualified dividend income" is set to expire for tax years beginning January 1, 2011. The loss of such tax advantage would reduce the after-tax yield of any income from the Fund's investments that would otherwise constitute "qualified dividend income," thereby reducing the overall level of tax-advantaged current income available to individual and other non-corporate holders of Common Shares.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 50% of its Managed Assets in non-investment grade securities. Below-investment grade securities are rated below "Baa" by Moody's Investors Service, Inc., below "BBB" by Standard & Poor's Ratings Group, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined to be of comparable credit quality by the Sub-Advisor. Below-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be volatile, and these securities are less liquid than investment grade debt securities.

ECONOMIC CONDITION RISK: Adverse changes in economic conditions are more likely to lead to a weak capacity of high-yield issuers to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further independent of any adverse changes in the conditions of a particular issuer and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

INTEREST RATE RISK: The Fund is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

FINANCIAL SERVICES SECTOR RISK: The Fund's assets will be primarily invested in securities issued by companies in the financial services sector, which includes banks and thrifts, financial services and insurance companies and investment firms. In addition, within the financial services sector, the Fund's investments will be concentrated in the banking industry. A fund concentrated in a single industry is likely to present more risks than a fund that is broadly diversified over several industries. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

SMALLER ISSUER RISK: The Fund may invest in securities issued by smaller financial institutions and insurance companies that may present greater opportunities for income, and may also involve greater investment risk than larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

ILLIQUID/RESTRICTED SECURITIES RISK: The Fund may invest in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or receives upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered.

LEVERAGE RISK: The Fund uses leverage for investment purposes by issuing preferred shares. Its leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the net asset value of the Fund and the preferred shares' asset coverage. The Fund may from time to time consider changing the amount of the leverage in response to actual or anticipated changes in interest rates or the value of the Fund's investment portfolio. There can be no assurance that the leverage strategies will be successful.

AUCTION RISK: If an auction fails you may not be able to sell some or all of your preferred shares. No third parties related to the auction nor the Fund itself are obligated to purchase preferred shares in an auction or otherwise, nor is the Fund required to redeem preferred shares in the event of a failed auction.

                              11. SUBSEQUENT EVENTS

Two issuers of securities held by the Fund have suspended their quarterly dividends in the Fund's last quarter resulting in the Fund's reduction in the June dividend to Common Shareholders. On Friday, June 6, 2008, Heartland Financial ("Heartland"), suspended quarterly dividends on its preferred securities held by the Fund. On June 6, 2008, the Fund held a total of $6,000,000 aggregate par value of Series B Fixed-Rate Non-Cumulative Redeemable Perpetual Preferred Shares ("Heartland Preferred Shares"). Such action by Heartland resulted in a reduction in the price of the Heartland Preferred Shares, which led to a significant decline in the Funds NAV. Primarily as a result of such event, the Fund's net asset value declined from $13.07 as of Thursday, June 5, 2008, to $11.54 as of Friday, June 6, 2008, at 4:00 p.m. Eastern Time, an approximate 11.7% reduction. On May 12, 2008, IndyMac Bancorp, Inc. suspended quarterly dividends on its preferred securities held by the Fund. On May 12, 2008, the Fund held a total of $5,000,000 aggregate par value of Fixed-Rate Preferred Shares of IndyMac Bancorp, Inc.

On June 9, 2008, the Fund declared a dividend of $0.21 per share to Common Shareholders of record June 20, 2008, payable June 30, 2008.

ADDITIONAL INFORMATION

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the AMEX or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Independent Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 880. There were no votes withheld nor any abstentions.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Tax-Advantaged Preferred Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"), at a meeting held on March 3, 2008. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. The Board noted that First Trust Portfolios L.P., an affiliate of the Advisor, has an ownership interest in the Sub-Advisor and that this investment allows for more informed oversight of the Sub-Advisor by the Advisor. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor generally managed the Fund consistent with its investment objectives and policies.

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund given the Fund's unique composition. The Board also considered the difficulties in comparing funds with different amounts of assets and using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group, and that the Fund's expense ratio was in the fourth and fifth quintiles of the Lipper peer group and the Advisor peer group, respectively. The Board considered that through June 27, 2008, the Advisor has agreed to reduce its annual management fee to 0.65% of the Fund's Managed Assets in order to reimburse the Fund for certain fees and expenses incurred by the Fund. The Board noted that the Advisor's waiver was reflected in the Lipper information. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisor has agreed to bear a portion of the expense reduction by reducing the amount of its full sub-advisory fee to 0.20% of the Fund's Managed Assets through June 27, 2008. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to any other clients with investment objectives and policies similar to the Fund's. The Board considered that the Sub-Advisor does not provide services to other clients that have similar investment objectives and policies to the Fund.

The Board also considered the Fund's performance for the one-year period ended September 30, 2007 as compared to the performance of a relevant blend of benchmark indices and to a performance group selected by Lipper. The Board considered the difficulty in creating a relevant performance group for the Fund given its unique strategy and asset mix. The Board noted that the Fund's performance was in the third quintile of the performance group for the period and that the Fund underperformed its benchmark for the period. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods ended December 31, 2007, noting that over these periods, the Fund had negative total returns and underperformed both its benchmark and peer funds. The Board noted that the benchmark and peer funds also had negative total returns during the one-year and since-inception periods ended December 31, 2007, and considered reasons for the overall underperformance of the strategy, including the ongoing turmoil in the credit market. The Sub-Advisor also informed the Board that one of the Fund's larger holdings had suspended dividends as of the morning of the Board meeting. The Board also considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. The Board concluded that the Fund's performance was consistent with the Fund's investment strategy and reflective of the performance of the asset class.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders as the Fund's assets grow. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2007, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board noted that the Sub-Advisor did not identify any economies of scale realized in connection with providing services to the Fund and represented that, with the fee waiver, the Sub-Advisor was providing sub-advisory services to the Fund at a loss. The Board considered the Advisor's representation that First Trust Portfolios L.P. has committed to provide any necessary financing for the Sub-Advisor. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications  pursuant to Rule 30a-2(b) under the  1940  Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.